Income tax - Summary of detailed information about current income tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax [Abstract]
Current income tax recovery	$ 0	$ 0	$ 0
Deferred income tax expense	0	0	0
Total income taxes	$ 0	$ 0	$ 0